As filed with the Securities and Exchange Commission on August 12, 2022

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 303	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 304

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on September 9, 2022 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 303 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 9, 2022, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 302 on June 16, 2022 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No.  303 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 302.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 303 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 12th day of August, 2022.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 303 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	August 12, 2022
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	August 12, 2022
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	August 12, 2022
Leo J. Hill*

	/s/ Kathleen T. Ives	Trustee	August 12, 2022
Kathleen T. Ives*

	/s/ Lauriann C. Kloppenburg	Trustee	August 12, 2022
Lauriann C. Kloppenburg*

	/s/ Fredric A. Nelson III	Trustee	August 12, 2022
Fredric A. Nelson III*

	/s/ John E. Pelletier	Trustee	August 12, 2022
John E. Pelletier*

	/s/ Patricia L. Sawyer	Trustee	August 12, 2022
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	August 12, 2022
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	August 12, 2022
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer, Principal	August 12, 2022
	Vincent J. Toner	Financial Officer and Principal Accounting Officer

*By:	/s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	August 12, 2022
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to power of attorney previously filed.